Direxion Monthly High Yield Bull 1.2X Fund

Schedule of Investments (Unaudited)

May 31, 2020

Shares		Fair Value
INVESTMENT COMPANIES - 79.6%
279,597	iShares iBoxx $ High Yield Corporate Bond ETF(a)	$23,044,385
227,228	SPDR® Barclays High Yield Bond ETF(a)	23,174,983

	TOTAL INVESTMENT COMPANIES (Cost $45,132,215)	$46,219,368

SHORT TERM INVESTMENTS - 3.8%
Money Market Funds - 3.8%
2,180,000	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 0.12%(b)(c)	$2,180,000

	TOTAL SHORT TERM INVESTMENTS (Cost $2,180,000)	$2,180,000

	TOTAL INVESTMENTS (Cost $47,312,215) - 83.4%	$48,399,368
	Other Assets in Excess of Liabilities - 16.6%	9,683,599

	TOTAL NET ASSETS - 100.0%	$58,082,967

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at May 31, 2020.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,180,000.

Long Total Return Swap Contracts (Unaudited)

May 31, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of PIMCO 0-5 Year High Yield Corporate Bond Index ETF	1.2730% representing 1 month LIBOR rate + spread	Credit Suisse International	12/17/2020	252,737	$22,698,377	$359,161

Direxion Monthly NASDAQ-100® Bull 1.25X Fund

Schedule of Investments (Unaudited)

May 31, 2020

Shares		Fair Value
INVESTMENT COMPANIES - 0.2%
90	Invesco QQQ Trust Series 1(a)	$21,002

	TOTAL INVESTMENT COMPANIES (Cost $17,146)	$21,002

SHORT TERM INVESTMENTS - 12.0%
Money Market Funds - 12.0%
1,480,000	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 0.12%(b)(c)	$1,480,000

	TOTAL SHORT TERM INVESTMENTS (Cost $1,480,000)	$1,480,000

	TOTAL INVESTMENTS (Cost $1,497,146) - 12.2%	$1,501,002
	Other Assets in Excess of Liabilities - 87.8%	10,843,433

	TOTAL NET ASSETS - 100.0%	$12,344,435

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at May 31, 2020.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,480,000.

Long Total Return Swap Contracts (Unaudited)

May 31, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of NASDAQ-100® Index	0.6230% representing 1 month LIBOR rate + spread	Credit Suisse International	12/11/2020	1,613	$14,948,619	$467,647

Direxion Monthly NASDAQ-100® Bear 1.25X Fund

Schedule of Investments (Unaudited)

May 31, 2020

Shares		Fair Value
SHORT TERM INVESTMENTS - 37.4%
Money Market Funds - 37.4%
152,000	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 0.12%(a)(b)	$152,000

	TOTAL SHORT TERM INVESTMENTS (Cost $152,000)	$152,000

	TOTAL INVESTMENTS (Cost $152,000) - 37.4%	$152,000
	Other Assets in Excess of Liabilities - 62.6%	254,458

	TOTAL NET ASSETS - 100.0%	$406,458

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at May 31, 2020.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $152,000.

Short Total Return Swap Contracts (Unaudited)

May 31, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
0.2730% representing 1 month LIBOR rate + spread	Total return of NASDAQ-100® Index	Bank of America Merrill Lynch	12/8/2020	48	$451,645	$(7,063)
1.1230% representing 1 month LIBOR rate + spread	Total return of NASDAQ-100® Index	Credit Suisse International	12/18/2020	223	47,905	(4,033)

					$499,550	$(11,096)

Direxion Monthly 25+ Year Treasury Bull 1.35X Fund

Schedule of Investments (Unaudited)

May 31, 2020

Shares		Fair Value
SHORT TERM INVESTMENTS - 5.5%
Money Market Funds - 5.5%
860,000	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 0.12%(a)(b)	$860,000

	TOTAL SHORT TERM INVESTMENTS (Cost $860,000)	$860,000

	TOTAL INVESTMENTS (Cost $860,000) - 5.5%	$860,000
	Other Assets in Excess of Liabilities - 94.5%	14,771,221

	TOTAL NET ASSETS - 100.0%	$15,631,221

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at May 31, 2020.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $860,000.

Long Total Return Swap Contracts (Unaudited)

May 31, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of ICE U.S. Treasury 25+ Year Bond Index	0.3230% representing 1 month LIBOR rate + spread	Credit Suisse International	12/10/2020	152,364	$21,085,848	$14,478

Direxion Monthly 25+ Year Treasury Bear 1.35X Fund

Schedule of Investments (Unaudited)

May 31, 2020

Shares		Fair Value
SHORT TERM INVESTMENTS - 23.5%
Money Market Funds - 23.5%
30,000	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 0.12%(a)(b)	$30,000

	TOTAL SHORT TERM INVESTMENTS (Cost $30,000)	$30,000

	TOTAL INVESTMENTS (Cost $30,000) - 23.5%	$30,000
	Other Assets in Excess of Liabilities - 76.5%	97,543

	TOTAL NET ASSETS - 100.0%	$127,543

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at May 31, 2020.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $30,000.

Short Total Return Swap Contracts (Unaudited)

May 31, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
0.1430% representing 1 month LIBOR rate + spread	Total return of ICE U.S. Treasury 25+ Year Bond Index	Credit Suisse International	12/11/2020	1,243	$173,290	$1,157

Direxion Monthly NASDAQ-100® Bull 2X Fund

Schedule of Investments (Unaudited)

May 31, 2020

Shares		Fair Value
INVESTMENT COMPANIES - 12.8%
138,900	Invesco QQQ Trust Series 1(a)	$32,413,704

	TOTAL INVESTMENT COMPANIES (Cost $25,357,445)	$32,413,704

SHORT TERM INVESTMENTS - 25.7%
Money Market Funds - 25.7%
65,154,199	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 0.12%(b)(c)	$65,154,199

	TOTAL SHORT TERM INVESTMENTS (Cost $65,154,199)	$65,154,199

	TOTAL INVESTMENTS (Cost $90,511,644) - 38.5%	$97,567,903
	Other Assets in Excess of Liabilities - 61.5%	156,382,663

	TOTAL NET ASSETS - 100.0%	$253,950,566

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at May 31, 2020.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $65,154,199.

Long Total Return Swap Contracts (Unaudited)

May 31, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of NASDAQ-100® Index	0.5230% - 1.1229% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/3/2020	36,461	$288,943,106	$59,513,817
Total return of NASDAQ-100® Index	0.6230% representing 1 month LIBOR rate + spread	Credit Suisse International	12/10/2020	13,306	123,141,907	4,024,697

					$412,085,013	$63,538,514

Direxion Monthly S&P 500® Bull 2X Fund

Schedule of Investments (Unaudited)

May 31, 2020

Shares		Fair Value
INVESTMENT COMPANIES - 10.3%
21,000	iShares Core S&P 500 ETF(a)	$6,408,780

	TOTAL INVESTMENT COMPANIES (Cost $6,011,109)	$6,408,780

SHORT TERM INVESTMENTS - 17.6%
Money Market Funds - 17.6%
10,950,000	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 0.12%(b)(c)	$10,950,000

	TOTAL SHORT TERM INVESTMENTS (Cost $10,950,000)	$10,950,000

	TOTAL INVESTMENTS (Cost $16,961,109) - 27.9%	$17,358,780
	Other Assets in Excess of Liabilities - 72.1%	44,708,597

	TOTAL NET ASSETS - 100.0%	$62,067,377

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at May 31, 2020.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $10,950,000.

Long Total Return Swap Contracts (Unaudited)

May 31, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of S&P 500® Index	0.5195% representing 1 month LIBOR rate + spread	Credit Suisse International	12/10/2020	38,679	$117,464,524	$309,608

Direxion Monthly S&P 500® Bear 2X Fund

Schedule of Investments (Unaudited)

May 31, 2020

Shares		Fair Value
SHORT TERM INVESTMENTS - 40.4%
Money Market Funds - 40.4%
5,180,000	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 0.12%(a)(b)	$5,180,000

	TOTAL SHORT TERM INVESTMENTS (Cost $5,180,000)	$5,180,000

	TOTAL INVESTMENTS (Cost $5,180,000) - 40.4%	$5,180,000
	Other Assets in Excess of Liabilities - 59.6%	7,637,403

	TOTAL NET ASSETS - 100.0%	$12,817,403

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at May 31, 2020.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $5,180,000.

Short Total Return Swap Contracts (Unaudited)

May 31, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
0.3030% representing 1 month LIBOR rate + spread	Total return of S&P 500® Index	Credit Suisse International	12/10/2020	8,422	$23,737,454	$(1,956,153)

Direxion Monthly Small Cap Bull 2X Fund

Schedule of Investments (Unaudited)

May 31, 2020

Shares		Fair Value
INVESTMENT COMPANIES - 6.9%
6,500	iShares Russell 2000 ETF(a)	$902,850

	TOTAL INVESTMENT COMPANIES (Cost $959,244)	$902,850

SHORT TERM INVESTMENTS - 17.1%
Money Market Funds - 17.1%
2,220,000	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 0.12%(b)(c)	$2,220,000

	TOTAL SHORT TERM INVESTMENTS (Cost $2,220,000)	$2,220,000

	TOTAL INVESTMENTS (Cost $3,179,244) - 24.0%	$3,122,850
	Other Assets in Excess of Liabilities - 76.0%	9,896,711

	TOTAL NET ASSETS - 100.0%	$13,019,561

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at May 31, 2020.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,220,000.

Long Total Return Swap Contracts (Unaudited)

May 31, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of Russell 2000® Index	0.2538% representing 1 month LIBOR rate + spread	Credit Suisse International	12/10/2020	17,979	$25,229,529	$(161,134)

Direxion Monthly Small Cap Bear 2X Fund

Schedule of Investments (Unaudited)

May 31, 2020

Shares		Fair Value
SHORT TERM INVESTMENTS - 39.8%
Money Market Funds - 39.8%
2,060,000	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 0.12%(a)(b)	$2,060,000

	TOTAL SHORT TERM INVESTMENTS (Cost $2,060,000)	$2,060,000

	TOTAL INVESTMENTS (Cost $2,060,000) - 39.8%	$2,060,000
	Other Assets in Excess of Liabilities - 60.2%	3,122,215

	TOTAL NET ASSETS - 100.0%	$5,182,215

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at May 31, 2020.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,060,000.

Short Total Return Swap Contracts (Unaudited)

May 31, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
0.0430% representing 1 month LIBOR rate + spread	Total return of Russell 2000® Index	Credit Suisse International	12/10/2020	7,449	$9,789,430	$(605,149)

Direxion Monthly 7-10 Year Treasury Bull 2X Fund

Schedule of Investments (Unaudited)

May 31, 2020

Shares		Fair Value
INVESTMENT COMPANIES - 21.9%
100,000	iShares 7-10 Year Treasury Bond ETF(a)	$12,194,000

	TOTAL INVESTMENT COMPANIES (Cost $11,298,400)	$12,194,000

SHORT TERM INVESTMENTS - 30.2%
Money Market Funds - 30.2%
16,840,000	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 0.12%(b)(c)	$16,840,000

	TOTAL SHORT TERM INVESTMENTS (Cost $16,840,000)	$16,840,000

	TOTAL INVESTMENTS (Cost $28,138,400) - 52.1%	$29,034,000
	Other Assets in Excess of Liabilities - 47.9%	26,664,549

	TOTAL NET ASSETS - 100.0%	$55,698,549

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at May 31, 2020.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $16,840,000.

Long Total Return Swap Contracts (Unaudited)

May 31, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of iShares 7-10 Year Treasury Bond ETF	0.6530% representing 1 month LIBOR rate + spread	Credit Suisse International	12/10/2020	813,749	$97,867,895	$1,362,949

Direxion Monthly 7-10 Year Treasury Bear 2X Fund

Schedule of Investments (Unaudited)

May 31, 2020

Shares		Fair Value
SHORT TERM INVESTMENTS - 31.5%
Money Market Funds - 31.5%
410,000	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 0.12%(a)(b)	$410,000

	TOTAL SHORT TERM INVESTMENTS (Cost $410,000)	$410,000

	TOTAL INVESTMENTS (Cost $410,000) - 31.5%	$410,000
	Other Assets in Excess of Liabilities - 68.5%	891,412

	TOTAL NET ASSETS - 100.0%	$1,301,412

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at May 31, 2020.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $410,000.

Short Total Return Swap Contracts (Unaudited)

May 31, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
0.1230% representing 1 month LIBOR rate + spread	Total return of iShares 7-10 Year Treasury Bond ETF	Credit Suisse International	12/17/2020	21,347	$2,595,181	$(8,052)

Direxion Monthly Emerging Markets Bull 2X Fund

Schedule of Investments (Unaudited)

May 31, 2020

Shares		Fair Value
INVESTMENT COMPANIES - 20.6%
12,000	iShares MSCI Emerging Markets ETF(a)	$452,760

	TOTAL INVESTMENT COMPANIES (Cost $468,108)	$452,760

SHORT TERM INVESTMENTS - 30.9%
Money Market Funds - 30.9%
680,000	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 0.12%(b)(c)	$680,000

	TOTAL SHORT TERM INVESTMENTS (Cost $680,000)	$680,000

	TOTAL INVESTMENTS (Cost $1,148,108) - 51.5%	$1,132,760
	Other Assets in Excess of Liabilities - 48.5%	1,070,218

	TOTAL NET ASSETS - 100.0%	$2,202,978

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at May 31, 2020.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $680,000.

Long Total Return Swap Contracts (Unaudited)

May 31, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid/(Received) at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of iShares MSCI Emerging Markets ETF	(0.1870)% representing 1 month LIBOR rate + spread	Credit Suisse International	12/11/2020	104,785	$3,916,316	$39,757

Hilton Tactical Income Fund

Schedule of Investments (Unaudited)

May 31, 2020

Shares/Principal		Fair Value
COMMON STOCKS - 32.8%
Aerospace & Defense - 2.0%
11,215	L3Harris Technologies, Inc.	$2,236,832

Beverages - 2.6%
10,290	PepsiCo, Inc.	1,353,649
33,520	The Coca-Cola Co.	1,564,714

		2,918,363

Capital Markets - 2.5%
5,910	CME Group, Inc.	1,079,166
12,925	Intercontinental Exchange, Inc.	1,256,956
25,790	StoneCastle Financial Corp.	428,630

		2,764,752

Commercial Services & Supplies - 1.5%
19,080	Republic Services, Inc.	1,630,577

Electric Utilities - 2.8%
12,455	NextEra Energy, Inc.	3,183,000

Equity REITs - 3.1%
60,010	Americold Realty Trust	2,142,957
7,640	Crown Castle International Corp.	1,315,303

		3,458,260

Health Care Providers & Services - 1.0%
3,735	UnitedHealth Group, Inc.	1,138,615

Household Products - 1.3%
19,945	Colgate-Palmolive Co.	1,442,622

IT Services - 6.8%
4,725	Accenture PLC (Ireland)	952,654
31,945	Booz Allen Hamilton Holding Corp.	2,547,933
11,620	Broadridge Financial Solutions, Inc.	1,407,182
10,880	Leidos Holdings, Inc.	1,145,555
23,400	Thomson Reuters Corp.	1,576,224

		7,629,548

Media - 1.0%
27,545	Comcast Corp.	1,090,782

Multiline Retail - 1.4%
7,995	Dollar General Corp.	1,531,122

Pharmaceuticals - 3.0%
11,300	Johnson & Johnson	1,680,875
42,895	Pfizer, Inc.	1,638,160

		3,319,035
Software - 2.1%
12,500	Microsoft Corp.	2,290,625
Technology Hardware, Storage & Peripherals - 1.7%
6,090	Apple, Inc.	1,936,255

	TOTAL COMMON STOCKS (Cost $28,196,979)	$36,570,388

CORPORATE BONDS - 21.0%
Banks - 0.2%
	First Internet Bancorp
12,000	6.00%, 06/30/2029	$265,200

Biotechnology - 1.8%
	AbbVie, Inc.
1,345,000	2.90%, 11/06/2022	1,408,956
	Amgen, Inc.
500,000	2.60%, 08/19/2026	533,172

		1,942,128

Capital Markets - 6.1%
	B Riley Financial, Inc.
13,500	6.50%, 09/30/2026	276,615
	Capital Southwest Corp.
1,250,000	5.38%, 10/01/2024	1,195,775
	Fidus Investment Corp.
9,000	5.88%, 02/01/2023	210,240
	Fidus Investment Corp.
35,000	6.00%, 02/15/2024	794,500
	Gladstone Capital Corp.
5,700	6.13%, 11/01/2023	135,261
	Gladstone Capital Corp.
23,000	5.38%, 11/01/2024	529,575
	Hercules Capital, Inc.
23,000	5.25%, 04/30/2025	575,000
	MVC Capital, Inc.
30,000	6.25%, 11/30/2022	715,500
	OFS Capital Corp.
10,000	6.38%, 04/30/2025	201,250
	Owl Rock Capital Corp.
400,000	3.75%, 07/22/2025	374,019
	Saratoga Investment Corp.
38,000	6.25%, 08/31/2025	893,939
	TriplePoint Venture Growth BDC Corp.
36,700	5.75%, 07/15/2022	871,625

		6,773,299

Chemicals - 0.4%
	Air Products & Chemicals, Inc.
450,000	3.35%, 07/31/2024	489,654

Communications Equipment - 1.3%
	Cisco Systems, Inc.
1,325,000	3.63%, 03/04/2024	1,481,901

Food & Staples Retailing - 1.7%
	Costco Wholesale Corp.
535,000	2.30%, 05/18/2022	554,850
	Walmart, Inc.
1,200,000	3.40%, 06/26/2023	1,302,020

		1,856,870

Interactive Media & Services - 0.4%
	Alphabet, Inc.
400,000	3.38%, 02/25/2024	445,277

Internet & Direct Marketing Retail - 0.2%
	Amazon.com, Inc.
145,000	3.80%, 12/05/2024	164,595

IT Services - 0.9%
	Automatic Data Processing, Inc.
1,000,000	2.25%, 09/15/2020	1,003,968

		1,003,968

Mortgage REITs - 0.2%
	Ready Capital Corp.
8,475	6.50%, 04/30/2021	195,815

Pharmaceuticals - 1.0%
	GlaxoSmithKline Capital PLC (United Kingdom)
1,070,000	2.85%, 05/08/2022	1,119,306

Semiconductors & Semiconductor Equipment - 2.0%
	Intel Corp.
1,025,000	3.10%, 07/29/2022	1,085,643
	QUALCOMM, Inc.
1,125,000	3.00%, 05/20/2022	1,180,958

		2,266,601

Software - 3.4%
	Microsoft Corp.
750,000	2.40%, 02/06/2022	775,984
	Microsoft Corp.
1,000,000	3.63%, 12/15/2023	1,110,446
	Oracle Corp.
680,000	2.50%, 10/15/2022	712,898
	salesforce.com, Inc.
1,165,000	3.25%, 04/11/2023	1,254,173

		3,853,501

Technology Hardware, Storage & Peripherals - 1.4%
	Apple, Inc.
1,555,000	2.85%, 05/06/2021	1,592,325

	TOTAL CORPORATE BONDS (Cost $23,259,414)	$23,450,440

INVESTMENT COMPANIES - 19.6%
54,835	Invesco Dynamic Credit Opportunities Fund (a)	$476,516
128,526	Invesco Preferred ETF (a)	1,848,204
51,155	iShares Core U.S. Aggregate Bond ETF (a)	6,018,386
87,790	iShares MBS ETF (a)	9,751,713
85,340	Nuveen Credit Strategies Income Fund (a)	509,480
59,457	Nuveen Mortgage and Income Fund (a)	1,099,954
26,185	Vanguard Short-Term Corporate Bond ETF (a)	2,149,526

	TOTAL INVESTMENT COMPANIES (Cost $22,281,725)	$21,853,779

PREFERRED STOCKS - 10.5%
Banks - 4.4%
	Customers Bancorp, Inc.
4,092	7.00%, 06/15/2020	$95,139
	Customers Bancorp, Inc.
5,240	6.00%, 12/15/2021	109,778
	Iberiabank Corp.
40,500	6.63%, 08/01/2025	1,010,475
	Pinnacle Financial Partners, Inc. (b)
21,600	6.75%, 9/01/2025	552,960
	Synovus Financial Corp.
17,000	6.30%, 06/21/2023	401,880
	TCF Financial Corp.
11,000	5.70%, 12/01/2022	274,230
	TriState Capital Holdings, Inc.
4,431	6.75%, 04/01/2023	111,174
	TriState Capital Holdings, Inc.
40,000	6.38%, 07/01/2024	906,400
	Wells Fargo & Co.
43,000	5.85%, 9/15/2023	1,079,300
	Wintrust Financial Corp. (b)
13,350	6.88%, 7/15/2025	344,564

		4,885,900

Capital Markets - 2.1%
	Ares Management Corp.
48,000	7.00%, 06/30/2021	1,245,600
	Gladstone Investment Corp.
30,000	6.38%, 08/31/2025	739,500
	Oaktree Capital Group LLC
14,000	6.63%, 06/15/2023	366,800

		2,351,900

Equity REITs - 0.9%
	Bluerock Residential Growth, Inc. Class A
14,137	8.25%, 10/21/2020	331,795
	Gladstone Commercial Corp.
31,500	6.63%, 10/31/2024	704,025

		1,035,820

Insurance - 0.5%
	Athene Holding Ltd.
19,500	6.35%, 06/30/2029	490,230

Mortgage REITs - 2.3%
	AGNC Investment Corp.
12,900	6.13%, 4/15/2025	275,802
	Cherry Hill Mortgage Investment Corp.
10,000	8.20%, 08/17/2022	226,500
	Cherry Hill Mortgage Investment Corp.
10,000	8.25%, 04/15/2024	211,000
	Chimera Investment Corp.
17,585	8.00%, 10/30/2021	383,177
	Chimera Investment Corp.
20,000	8.00%, 03/30/2024	371,000
	Dynex Capital, Inc.
8,000	7.63%, 06/30/2020	190,400
	Ellington Financial, Inc.
25,000	6.75%, 10/30/2024	477,750
	Two Harbors Investment Corp.
20,000	8.13%, 04/27/2027	435,600

		2,571,229

Thrifts & Mortgage Finance - 0.3%
	Merchants Bancorp
15,000	7.00%, 04/01/2024	369,150

	TOTAL PREFERRED STOCKS (Cost $12,119,707)	$11,704,229

U.S. GOVERNMENT OBLIGATIONS - 9.8%
	U.S. Treasury Note
7,415,000	3.63%, 02/15/2021	$7,594,872
	U.S. Treasury Note
3,295,000	2.63%, 06/15/2021	3,378,083

	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $10,769,318)	$10,972,955

	TOTAL INVESTMENTS - 93.7% (Cost $96,627,143)	$104,551,791
	Other Assets in Excess of Liabilities - 6.3%	7,012,867

	TOTAL NET ASSETS - 100.0%	$111,564,658

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Non-income producing security.

REIT - Real Estate Investment Trust

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLP (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services, LLC.

	Asset Class				Liability Class
	Level 1			Level 2	Level 2
Funds	Investment Companies	Short Term Investments	Cash Equivalents	Total Return Swap Contracts*	Total Return Swap Contracts*
Direxion Monthly High Yield Bull 1.2X Fund	$46,219,368	$2,180,000	$9,576,624	$359,161	$—
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	21,002	1,480,000	10,731,873	467,647	—
Direxion Monthly NASDAQ-100® Bear 1.25X Fund	—	152,000	258,658	—	(11,096)
Direxion Monthly 25+ Year Treasury Bull 1.35X Fund	—	860,000	2,904,061	14,478	—
Direxion Monthly 25+ Year Treasury Bear 1.35X Fund	—	30,000	88,547	1,157	—
Direxion Monthly NASDAQ-100® Bull 2X Fund	32,413,704	65,154,199	137,731,065	63,538,514	—
Direxion Monthly S&P 500® Bull 2X Fund	6,408,780	10,950,000	41,557,120	309,608	—
Direxion Monthly S&P 500® Bear 2X Fund	—	5,180,000	10,044,356	—	(1,956,153)
Direxion Monthly Small Cap Bull 2X Fund	902,850	2,220,000	9,126,539	—	(161,134)
Direxion Monthly Small Cap Bear 2X Fund	—	2,060,000	3,988,130	—	(605,149)
Direxion Monthly 7-10 Year Treasury Bull 2X Fund	12,194,000	16,840,000	33,512,233	1,362,949	—
Direxion Monthly 7-10 Year Treasury Bear 2X Fund	—	410,000	895,797	—	(8,052)
Direxion Monthly Emerging Markets Bull 2X Fund	452,760	680,000	967,738	39,757	—

For further information regarding each asset class, see each Fund’s Schedule of Investments.

*	Total return swap contracts are valued at the unrealized appreciation/(depreciation).

Hilton Tactical Income Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$36,570,388	$—	$—	$36,570,388
Corporate Bonds	—	23,450,440	—	23,450,440
Investment Companies	21,853,779	—	—	21,853,779
Preferred Stocks	11,704,229	—	—	11,704,229
U.S. Government Obligations	—	10,972,955	—	10,972,955

For further detail on each asset class, see Schedule of Investments.